EARNINGS (LOSS) PER SHARE	12 Months Ended
Feb. 02, 2018
Earnings Per Share [Abstract]
EARNINGS (LOSS) PER SHARE
EARNINGS (LOSS) PER SHARE

Basic earnings (loss) per share is based on the weighted-average effect of all common shares issued and outstanding and is calculated by dividing net income (loss) by the weighted-average shares outstanding during the period. Diluted earnings (loss) per share is calculated by dividing net income (loss) by the weighted-average number of common shares used in the basic earnings (loss) per share calculation plus the number of common shares that would be issued assuming exercise or conversion of all potentially dilutive instruments. The Company excludes equity instruments from the calculation of diluted earnings (loss) per share if the effect of including such instruments is antidilutive.

The Company has two groups of common stock, denoted as the DHI Group Common Stock and the Class V Common Stock. The DHI Group Common Stock consists of four classes of common stock, referred to as Class A Common Stock, Class B Common Stock, Class C Common Stock, and Class D Common Stock. The DHI Group generally refers to the direct and indirect interest of Dell Technologies in all of Dell Technologies' business, assets, properties, liabilities, and preferred stock other than those attributable to the Class V Group, as well as the DHI Group's retained interest in the Class V Group equal to approximately 39% of the Company's economic interest in the Class V Group as of February 2, 2018. The Class V Common Stock is intended to track the economic performance of approximately 61% of the Company's economic interest in the Class V Group as of such date. The Class V Group consists solely of VMware, Inc. common stock held by the Company. As of February 2, 2018, the Class V Group consisted of approximately 331 million shares of VMware, Inc. common stock. See Note 18 of the Notes to the Consolidated Financial Statements and Exhibit 99.2 to the Current Report on Form 8-K filed by the Company with the SEC on August 6, 2018 for more information regarding the allocation of earnings from Dell Technologies' interest in VMware, Inc. between the DHI Group and the Class V Common Stock.

For purposes of calculating earnings (loss) per share, the Company used the two-class method. As all classes of DHI Group Common Stock share the same rights in dividends, basic and diluted earnings (loss) per share are the same for each class of DHI Group Common Stock.

The following table sets forth basic and diluted earnings (loss) per share for each of the periods presented:

	Fiscal Year Ended
	February 2, 2018	February 3, 2017
	(in millions)
Earnings (loss) per share attributable to Dell Technologies Inc. - basic:
Continuing operations - Class V Common Stock - basic	$1.63	$1.36
Continuing operations - DHI Group - basic	$(5.61)	$(7.19)
Discontinued operations - DHI Group - basic	$—	$4.08

Earnings (loss) per share attributable to Dell Technologies Inc. - diluted:
Continuing operations - Class V Common Stock - diluted	$1.61	$1.35
Continuing operations - DHI Group - diluted	$(5.62)	$(7.19)
Discontinued operations - DHI Group - diluted	$—	$4.08

The following table sets forth the computation of basic and diluted earnings (loss) per share for each of the periods presented:

	Fiscal Year Ended
	February 2, 2018	February 3, 2017
	(in millions)
Numerator: Continuing operations - Class V Common Stock
Net income from continuing operations attributable to Class V Common Stock - basic	$331	$296
Incremental dilution from VMware, Inc. attributable to Class V Common Stock (a)	(5)	(3)
Net income from continuing operations attributable to Class V Common Stock - diluted	$326	$293

Numerator: Continuing operations - DHI Group
Net loss from continuing operations attributable to DHI Group - basic	$(3,180)	$(3,379)
Incremental dilution from VMware, Inc. attributable to DHI Group (a)	(4)	(2)
Net loss from continuing operations attributable to DHI Group - diluted	$(3,184)	$(3,381)

Numerator: Discontinued operations - DHI Group
Income from discontinued operations, net of income taxes - basic and diluted	$—	$1,916

Denominator: Class V Common Stock weighted-average shares outstanding
Weighted-average shares outstanding - basic	203	217
Dilutive effect of options, restricted stock units, restricted stock, and other (b)	—	—
Weighted-average shares outstanding - diluted	203	217
Weighted-average shares outstanding - antidilutive (b)	—	—

Denominator: DHI Group weighted-average shares outstanding
Weighted-average shares outstanding - basic	567	470
Dilutive effect of options, restricted stock units, restricted stock, and other	—	—
Weighted-average shares outstanding - diluted	567	470
Weighted-average shares outstanding - antidilutive (c)	35	31
____________________

(a)
The incremental dilution from VMware, Inc. represents the impact of VMware, Inc.'s dilutive securities on the diluted earnings (loss) per share of the DHI Group and the Class V Common Stock, respectively, and is calculated by multiplying the difference between VMware, Inc.'s basic and diluted earnings (loss) per share by the number of shares of VMware, Inc. common stock held by the Company.

(b)
The dilutive effect of Class V Common Stock-based incentive awards was not material to the calculation of the weighted-average Class V Common Stock shares outstanding. The antidilutive effect of these awards was also not material.

(c)
Stock-based incentive awards have been excluded from the calculation of the DHI Group's diluted earnings (loss) per share because their effect would have been antidilutive, as the Company had a net loss from continuing operations attributable to the DHI Group for the periods presented.

The following table presents a reconciliation to the consolidated net income (loss) attributable to Dell Technologies Inc.:

	Fiscal Year Ended
	February 2, 2018	February 3, 2017

Net income from continuing operations attributable to Class V Common Stock	$331	$296
Net loss from continuing operations attributable to DHI Group	(3,180)	(3,379)
Net loss from continuing operations attributable to Dell Technologies Inc.	(2,849)	(3,083)
Income from discontinued operations, net of income taxes (Note 4)	—	1,916
Net loss attributable to Dell Technologies Inc.	$(2,849)	$(1,167)